Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Loss Contingencies [Line Items]
Adjustable rate mortgage loans with interest rate caps and floors	$ 58,223,438	$ 66,724,000
Rent expense	$ 1,039,369	$ 892,227	$ 688,378